Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (682,466)	$ (31,912)
Adjustments to reconcile net loss to net cash used in operating activities
Acquisition of subsidiary	50,000
Conversion of preferred shares to common shares	10,000
Operating lease expense	60,129
Changes in operating assets and liabilities:
Accounts receivables	(436,620)
Prepayments, deposits and other receivables	(2,518,698)
Inventory	(124,658)
Due from a director	(119,363)
Due from a shareholder	(1,458)
Due from a related company	13,521
Accounts payable	172,168
Operating lease liabilities	(52,154)
Other payables, advanced received and accrued liabilities	3,719,036	1,431
Net cash provided by/(used in) operating activities	89,437	(30,481)
CASH FLOWS FROM INVESTING ACTIVITY:
Purchase of intangible assets	(29,646)
Net cash used in investing activity	(29,646)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan from related party	3,495	17,700
(Advances to) directors	(50,000)	12,781
Net cash (used in)/provided by financing activities	(46,505)	30,481
Effect of exchange rate changes on cash and cash equivalents	2,302
Net change in cash and cash equivalents	15,588
Cash and cash equivalents, beginning of year
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 15,588